Service and Fee Income (Tables)	9 Months Ended
Sep. 30, 2014
Service and Fee Income [Abstract]
Schedule of Service and Fee Income [Table Text Block]
The following table summarizes service and fee income by category:

	Three Months Ended September 30,		Nine Months Ended September 30,
(amounts in thousands)	2014	2013	2014	2013
Installment fees	$7,816	$6,958	$22,021	$24,021
Commission revenue	16,593	13,989	46,331	30,805
General agent fees	10,837	5,613	26,004	15,032
Late payment fees	3,148	2,855	8,633	8,299
Finance and processing fees	5,163	3,011	11,672	8,462
Other	2,337	1,959	6,425	6,434
Total	$45,894	$34,385	$121,086	$93,053